Voya Russell Large Cap Value Index Portfolio Expense Example - Voya Russell Large Cap Value Index Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 95
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,378
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	790
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	$ 1,088